Note 11 - Accounts receivable, net	12 Months Ended
Dec. 31, 2012
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
11 Accounts receivable, net

	As of December 31,
	2011	2012
	$	$
Account receivable	19,135,478	16,380,897
Less: Allowance for doubtful receivables	(2,086,695)	(2,093,650)
	17,048,783	14,287,247

Movement in allowance for doubtful receivables:
Balance at beginning of year	(2,245,540)	(2,086,695)
Write-off against provision	36,604	203,242
Write back of provision	360,907	—
Additional provision	(144,165)	(186,558)
Translation difference	(94,501)	(23,639)
Balance at the end of year	(2,086,695)	(2,093,650)

Gross accounts receivable includes those of discontinued operations of $291,812 (allowance of $291,812) as of December 31, 2011 and 2012.